As filed with the Securities and Exchange Commission on [February 9, 2004]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Address of principal executive offices) (Zip code)

Val E. Jensen
2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2004

Date of reporting period: November 30, 2003

Item 1. Report to Stockholders.

 THE JENSEN PORTFOLIO

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders;

Mutual funds were featured in an unfamiliar and unwanted place during the past six months—on the front page of newspapers across the country. Their stories broke shortly after another headline that involved unconscionable greed at the New York Stock Exchange. Lamentably, in both cases the unwitting victims were their customers.

As it exists today, the responsibility of the NYSE is twofold. The first is to provide a facility for member firms—agents of their customers—to meet. The second is to regulate its members. The Wall Street Journal reported that the budget for regulation remained flat while marketing expenses soared along with the salaries of the NYSE’s top officials. Eventually, buyers and sellers will recognize the magnitude of the bill they are paying for these excesses and mandate some form of electronic trading. Our interest in the subject is single minded. We wish to minimize execution costs because lower costs translate into better performance for investors.

The mutual fund scandal is even more unconscionable because it involved professionals with a fiduciary responsibility. Because of the actions of a few miscreant fund managers, the faith and trust once enjoyed by the mutual fund industry has been impaired. We are hopeful that with the passage of time the advantage of mutual fund ownership will outweigh the remembrance of these acts.

Today, both Congress and the SEC have proposals on their dockets that would discourage further abuses. Unfortunately, even without any of their proposals being enacted, the effects of the scandal will result in increased costs to mutual funds and their shareholders. Premiums for directors-and-officers liability policies and errors-and-omissions coverage for mutual funds have already increased as much as 300 percent according to a Wall Street Journal article. Further, the increased time spent by lawyers and accountants scrutinizing the records of mutual funds has also boosted expenses.

The particular cause of the scandal stems from the accused mutual funds allegedly allowing hedge funds as well as, unbelievably, some of the officials of those funds to participate in late trading and market timing. In either case, they were able to act on favorable news—usually breaking news—before it was reflected in the price of the fund, something that other investors were not allowed to do. Once the news became reflected in the price of the fund’s shares, they would sell their shares, thus diluting the returns realized by the fund’s remaining shareholders. In addition, any commissions incurred by the fund from investing the new money and subsequently selling securities to meet their redemptions were also absorbed by the shareholders that continued to own the fund.

The actual overall cost to shareholders of the affected funds will probably never be known. But the fact that the practices existed, and that some fund officers participated with the hedge funds, is a breach of fiduciary responsibility. We can offer no excuses for the industry, because there are none.

ADDITIONS AND SUBTRACTIONS

During the first six months of our fiscal year, there were several changes in the make-up of the Portfolio. We eliminated the position in Jones Apparel due to its failure to maintain a 15 percent return on equity. Merck spun off its subsidiary, Medco Health Services, to its shareholders. Since Medco did not meet our return requirements, that position was closed. Finally, we sold our position in Freddie Mac due to their accounting irregularities.

We added McGraw-Hill, Patterson Dental, and Pepsico to bring the total number of positions in the Portfolio to 25. McGraw Hill’s best known

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brand is Standard & Poors, which promulgates indexes (such as the S&P 500) that are designed to mirror different market sectors. More importantly to their bottom line, S&P’s credit rating services are ubiquitous in the fixed income market. Another unit, the company’s information and media services business, owns four TV stations and publishes several magazines including Business Week, Aviation Week, and Healthcare. The largest revenue generating division publishes material for the educational market. McGraw Hill’s business performance is notably consistent as evidenced by 15 consecutive years of increases in revenues, earnings and dividends.

Founded in 1877, Patterson Dental Supply Company is the largest supplier of dental equipment in the US and Canada. Headquartered in Minneapolis, the company employs over 1,200 direct sales representatives and equipment specialists. The company’s growth is resulting from US population growth, older patients spending more per capita on dentistry, advances in dental technology, increasing demand for preventative dentistry, infection control products and increasing coverage of dental insurance plans. The company has acquired two companies that are in a companion business of supplying veterinary clinics. According to Value Line, earnings have grown over 20 percent annually during the past ten years.

Pepsico hardly needs an introduction having notoriously duked it out with Coca-Cola in the domestic soft drink market for years. Its best business engine, however, is FritoLay, which accounts for 34 percent of sales and, more importantly, 41 percent of its operating profits. Pepsi acquired Quaker Oats in 2001 which added another star to the company’s stellar group of brands that include Pepsi-Cola, Diet Pepsi, Mountain Dew, Doritos, Ruffles, Lay’s, Walker Crisps, Smiths Crisps, Tropicana, and Gatorade.

RETIREMENT

After 46 years in the investment business, I have elected to retire from Jensen Investment Management, Inc. We have had a long standing agreement that the management firm be owned only by active participants, and it is time (some might say “well past”) to pass the baton on. I wish to add that the present personnel’s capabilities, as well as their integrity and their desire to pursue excellence, make my retirement possible. In the future, I will continue to be chairman of the board of The Jensen Portfolio and will act in a consulting capacity with the management firm. Because my present ownership of Jensen Investment Management is regarded as a controlling interest, the sale of my stock back to the management firm will require us to seek shareholder approval of a new advisory agreement between the Portfolio and Jensen Investment Management.

You will be receiving proxies with this letter that contain a further explanation of this matter. We ask that you please read these materials and vote on the proposals in the proxy at your earliest convenience.

Cordially,

Val Jensen, Chairman

JENSEN INVESTMENT MANAGEMENT, INC.
The above discussion and analysis of the Fund reflects the opinions of Val Jensen as of November 2003 and are subject to change, and any forecasts made cannot be guaranteed.

Past performance is no guarantee of future results. Fund holdings and sector weightings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the financial and portfolio headings of this report. For use only when preceded or accompanied by a current prospectus for the Fund.
The Jensen Portfolio is distributed by Quasar Distributors, LLC (01/04).

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STATEMENT OF ASSETS & LIABILITIES
November 30, 2003 (Unaudited)

ASSETS:
Investments, at value (cost $1,669,213,158)	$1,788,076,426
Income receivable	2,361,336
Receivable for capital stock issued	3,623,149
Other assets	101,521
Total Assets	1,794,162,432
LIABILITIES:
Payable to Custodian	39,496
Payable to Investment Adviser	1,434,183
Payable to Directors	24,636
Payable for securities purchased	5,030,786
Payable for capital stock redeemed	1,661,135
Other accrued expenses	1,174,794
Total Liabilities	9,365,030
NET ASSETS	$1,784,797,402
NET ASSETS CONSIST OF:
Capital stock	1,678,325,863
Unrealized appreciation on investments	118,863,268
Accumulated undistributed net investment income	2,847,332
Accumulated undistributed net realized loss	(15,239,061)
Total Net Assets	$1,784,797,402
NET ASSETS CONSIST OF:
Class J Shares:
Net assets	$1,617,609,634
Shares outstanding	72,903,326
Net Asset Value Per Share (2,000,000,000 shares authorized, $.001 par value)	$22.19
Class R Shares:
Net assets	$4,734
Shares outstanding	213
Net Asset Value Per Share (1,000,000,000 shares authorized, $.001 par value)	$22.20	(1)
Class I Shares:
Net assets	$167,183,034
Shares outstanding	7,520,253
Net Asset Value Per Share (1,000,000,000 shares authorized, $.001 par value)	$22.23
(1) Amount does not recalculate due to rounding.

SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS

November 30, 2003 (Unaudited)

NUMBER OF SHARES		MARKET VALUE

	COMMON STOCK 99.01%

	Advertising Agencies 5.44%
1,219,000	Omnicom Group Inc.	$97,105,540

	Banks 4.55%
1,593,000	State Street Corporation	81,179,280

	Beverages 4.91%
1,551,000	The Coca-Cola Company ..	72,121,500
323,000	PepsiCo, Inc.	15,542,760
		87,664,260

	Computer Software Services 7.70%
1,803,000	Automatic Data Processing, Inc.	68,928,690
1,782,000	Paychex, Inc.	68,500,080
		137,428,770

	Drugs 7.83%
1,221,000	Merck & Co. Inc.	49,572,600
2,689,000	Pfizer Inc.	90,215,950
		139,788,550

	Electrical Equipment 10.05%
1,533,000	Emerson Electric Co.	93,574,320
2,995,000	General Electric Company .	85,866,650
		179,440,970

	Financial Services 5.24%
3,812,000	MBNA Corporation	93,470,240

	Healthcare Products 3.88%
1,404,000	Johnson & Johnson	69,203,160

NUMBER OF SHARES		MARKET VALUE

	Household Products 11.84%
1,261,000	Colgate-Palmolive Company	$66,202,500
1,445,000	The Clorox Company	67,799,400
804,000	The Proctor & Gamble Company	77,376,960
		211,378,860

	Industrial Services 3.83%
2,892,000	Equifax Inc.	68,337,960

	Medical Supplies 14.99%
1,862,000	Abbott Laboratories	82,300,400
1,436,000	Medtronic, Inc.	64,907,200
214,000	Patterson Dental Company #	14,573,400
1,306,000	Stryker Corporation	105,786,000
		267,567,000

	Newspapers 4.85%
1,000,000	Gannett Co., Inc.	86,600,000

	Office Equipment 5.08%
1,146,000	3M Co.	90,579,840

	Precision Instruments 1.73%
654,000	Dionex Corporation #	30,862,260

	Publishing 3.28%
854,000	The McGraw-Hill Companies, Inc.	58,499,000

	Thrift Industry 3.81%
971,000	Fannie Mae	67,970,000
	Total Common Stock
	Cost ($1,648,212,422)	1,767,075,690

SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS
November 30, 2003 (Unaudited)
(Continued)

PRINCIPAL AMOUNT		MARKET VALUE
	SHORT-TERM INVESTMENTS 1.17%

	Variable Rate Notes* 1.17%
$20,995,000	UBS Finance, 0.85%	$20,995,000
5,736	Wisconsin Corporate Central Credit Union, 0.79%	5,736
	Total Short-Term Investments
	(Cost $21,000,736)	21,000,736
	Total Investments 100.18%
	(Cost $1,669,213,158)...	1,788,076,426
	Liabilities, less other assets (0.18)%	(3,279,024)
	NET ASSETS 100.00% ...	$1,784,797,402

# Non-income producing security.

* Variable rate demand notes are considered short-term
obligations and are payable on demand. Interest rates
change periodically on specified dates. The rates shown
are as of November 30, 2003.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividend income	$ 13,336,278
Interest income	84,592
13,420,870

EXPENSES:
Investment advisory fees	4,043,056
12b-1 fees—Class J	1,997,731
12b-1 fees—Class R	2
Shareholder servicing fees—Class I	9,519
Administration fees	303,559
Reports to shareholders	294,403
Custody fees	164,543
Transfer agent fees and expenses	151,298
Federal and state registration fees	96,712
Fund accounting fees	58,253
Directors’ fees and expenses	35,013
Professional fees	31,578
Other	12,991
Total expenses	7,198,658

NET INVESTMENT INCOME	6,222,212
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized loss on investment
transactions	(14,029,552)
Change in unrealized appreciation on
investments	117,663,354
Net gain on investments	103,633,802

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$109,856,014

SEE NOTES TO FINANCIAL STATEMENTS.

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STATEMENT OF CHANGES IN
NET ASSETS

	SIX MONTHS
	ENDED	YEAR ENDED
	NOV. 30, ’03	MAY 31, ’03
	(UNAUDITED)
OPERATIONS:
Net investment income	$6,222,212	$5,367,501
Net realized loss on investment transactions	(14,029,552)	(147,879)
Change in unrealized appreciation on investments	117,663,354	(7,873,445)
Net increase (decrease) in net assets resulting from operations	109,856,014	(2,653,823)
CAPITAL SHARE TRANSACTIONS:
Shares sold—Class J	489,284,764	1,437,110,788
Shares sold—Class R	4,635	—
Shares sold—Class I	168,147,382	—
Shares issued to holders in reinvestment of dividends—Class J	3,989,293	3,523,465
Shares redeemed—Class J	(433,972,635)	(454,201,152)
Shares redeemed—Class R	(1)	—
Shares redeemed—Class I	(929,843)	—
Net increase	226,523,595	986,433,101
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income—Class J	(4,651,494)	(4,123,525)
Total dividends and distributions	(4,651,494)	(4,123,525)
INCREASE IN
NET ASSETS	331,728,115	979,655,753
NET ASSETS:
Beginning of period	1,453,069,287	473,413,534
End of period (including undistributed net investment income
of $2,847,332 and $1,276,614, respectively)	$1,784,797,402	$1,453,069,287

SEE NOTES TO FINANCIAL STATEMENTS.

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FINANCIAL HIGHLIGHTS
Class J

	SIX MONTHS ENDED	YEAR ENDED	YEAR ENDED	YEAR ENDED	YEAR ENDED	YEAR ENDED
	NOV. 30, ’03	MAY 31, ’03	MAY 31, ’02	MAY 31, ’01	MAY 31, ’00	MAY 31, ’99
	(UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of
period	$20.80	$22.51	$21.53	$22.25	$19.42	$16.87

Income from investment
operations:
Net investment income	0.08	0.11	0.05	0.09	0.06	0.05
Net realized and unrealized
gains (losses) on
investments	1.37	(1.73)	1.00	(0.14)	5.30	2.56
Total from investment
operations	1.45	(1.62)	1.05	(0.05)	5.36	2.61
Less distributions:
Dividends from net
investment income	(0.06)	(0.09)	(0.07)	(0.10)	(0.03)	(0.05)
Distribution in excess of net
investment income	—	—	—	—	—	(0.01)
From net realized gains	—	—	—	(0.57)	(2.50)	—
Total distributions	(0.06)	(0.09)	(0.07)	(0.67)	(2.53)	(0.06)
Net asset value, end of period .	$22.19	$20.80	$22.51	$21.53	$22.25	$19.42

Total return (1)	7.00%	–7.17%	4.88%	–0.18%	27.65%	15.51%
Supplemental data and ratios:
Net assets, end of period	$1,617,609,634	$1,453,069,287	$473,413,534	$46,119,413	$30,525,067	$24,542,844

Ratio of expenses to average
net assets (2)	0.89%	0.90%	1.00%	0.95%	0.94%	0.96%

Ratio of net investment
income to average net
assets (2)	0.75%	0.62%	0.23%	0.45%	0.31%	0.27%

Portfolio turnover rate	5.69%	7.22%	0.78%	6.53%	32.35%	13.87%

(1) Not annualized for the six months ended November 30, 2003.
(2) Annualized for the six months ended November 30, 2003.

SEE NOTES TO FINANCIAL STATEMENTS.

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FINANCIAL HIGHTLIGHTS
Class R

PERIOD FROM
JUL. 30, ’03 (1)
TO NOV. 30, ’03
(UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period	$20.93

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gains
on investments	1.22
Total from investment operations	1.27
Less distributions:
Dividends from net investment
income	—
From net realized gains	—
Total distributions	—
Net asset value, end of period	$22.20

Total return (2)	6.07%
Supplemental data and ratios:
Net assets, end of period	$4,734

Ratio of expenses to average net
assets (3)	1.14%

Ratio of net investment income to
average net assets (3)	1.21%

Portfolio turnover rate (4)	5.69%

(1) Commencement of operations.
(2) Not annualized for the period ended November 30, 2003.
(3) Annualized for the period ended November 30, 2003.
(4) For the six months ended November 30, 2003.

Class I

PERIOD FROM
JUL. 30, ’03 (1)
TO NOV. 30, ’03
(UNAUDITED)
PER SHARE DATA :
Net asset value, beginning of period	$20.93

Income from investment operations:
Net investment income	0.06
Net realized and unrealized gains
on investments	1.24
Total from investment operations	1.30

Less distributions:
Dividends from net investment
income	—
From net realized gains	—
Total distributions	—
Net asset value, end of period	$22.23

Total return (2)	6.21%

Supplemental data and ratios:
Net assets, end of period	$167,183,084

Ratio of expenses to average net
assets (3)	0.74%

Ratio of net investment income to
average net assets (3)	1.67%

Portfolio turnover rate (4)	5.69%

(1) Commencement of operations.
(2) Not annualized for the period ended November 30, 2003.
(3) Annualized for the period ended November 30, 2003.
(4) For the six months ended November 30, 2003.

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO THE FINANCIAL STATEMENTS
November 30, 2003 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

The Jensen Portfolio, Inc. (the “Fund”) was organized as an Oregon Corporation on April 17, 1992, and is registered as an open-end, nondiversified management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund commenced operations on August 3, 1992. Effective July 30, 2003, the Fund issued two new classes of shares, Class R and Class I and renamed the existing class as Class J. Class J shares are subject to a 0.25% 12b-1 fee; Class R shares are subject to a 0.50% 12b-1 fee and Class I shares are subject to a 0.10% shareholder servicing fee, as described in each Class’ prospectus. Each class of shares has identical rights and privileges except with respect to the 12b-1 fees and shareholder servicing fee, and voting rights on matters affecting a single class of shares. The principal investment objective of the Fund is long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation – Securities that are listed on United States stock exchanges or the Nasdaq Stock Market are valued at the last sale price on the day the securities are valued or, if there has been no sale on that day, at their current bid price. Quotations are taken from the market in which the security is primarily traded. Over-the-counter securities are valued at their current bid price. Securities for which market quotations are not readily available are valued at fair value as determined by the Investment Adviser at or under the direction of the Fund’s Board of Directors. There were no securities valued by the Board of Directors as of November 30, 2003. Variable rate demand notes are valued at cost which approximates fair value. Notwithstanding the above, fixed-income securities may be valued on the basis of prices provided by an established pricing service when the Board believes that such prices better reflect market values.

b) Federal Income Taxes – No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders – Dividends to shareholders are recorded on ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent differences between financial reporting and tax are reclassified to capital stock.

d) Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Guarantees and Indemnifications – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

f) Other – Investment and shareholder transactions are recorded on trade date. Gains or losses from the investment transactions are determined on the basis of identified carrying value. Dividend income is recognized on the ex-dividend date and interest income is recognized on an

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accrual basis. The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. These notes may present credit risk to the extent the issuer defaults on its payment obligation. The credit-worthiness of the issuer is monitored, and these notes are considered to present minimal credit risk in the opinion of the Investment Adviser.

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a specific class of shares are charged against the operations of such class.

2. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	SIX MONTHS
	ENDED	YEAR ENDED
	NOV. 30, ’03	MAY 31, ’03
Class J
Shares sold	22,915,403	71,897,475
Shares issued to holders
in reinvestment of
dividends	188,863	181,436
Shares redeemed	(20,055,079)	(23,254,446)
Net increase	3,049,187	48,824,465
Shares outstanding:
Beginning of period	69,854,139	21,029,674
End of period	72,903,326	69,854,139
Class R
Shares sold	213	—
Shares issued to holders
in reinvestment of
dividends	—	—
Shares redeemed	—	—
Net increase	213	—
Shares outstanding:
Beginning of period	—	—
End of period	213	—

	SIX MONTHS
	ENDED	YEAR ENDED
	NOV. 30, ’03	MAY 31, ’03
Class I
Shares sold	7,562,360	—
Shares issued to holders
in reinvestment of
dividends	—	—
Shares redeemed	(42,107)	—
Net increase	7,520,253	—
Shares outstanding:
Beginning of period	—	—
End of period	7,520,253	—

3. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended November 30, 2003, were $318,314,375 and $90,452,497, respectively.

4. INCOME TAXES

At May 31, 2003, the Fund had accumulated net realized capital loss carryovers of $767,052 expiring in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. During the year ended May 31, 2003, the Fund utilized $294,579 of capital loss carryovers.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

The distributions of $4,123,525 paid during the year ended May 31, 2003 were classified as ordinary for income tax purposes.

THE JENSEN PORTFOLIO

At November 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,669,655,599
Unrealized appreciation	$181,967,553
Unrealized depreciation	(63,546,726)
Net unrealized appreciation	$118,420,827

At May 31, 2003, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Undistributed ordinary income	$1,276,598
Undistributed long-term capital gains	—
Distributable earnings	$1,276,598

5. LINE OF CREDIT

The Fund has a $250 million revolving credit facility for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. The Fund did not borrow on the line of credit during the six months ended November 30, 2003.

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory and Service Contract with Jensen Investment Management, Inc. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% as applied to the Fund’s daily net assets.

Certain officers and directors of the Fund are also officers and directors of the Investment Adviser.

7. DISTRIBUTION AND SHAREHOLDER SERVICING

The Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund may reimburse the Fund’s distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to Class J shares and up to 0.50% of the average daily net assets attributable to Class R shares. Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund’s distributor or others for services provided and expenses incurred in connection with the sale of shares.

In addition, the Fund has adopted a Shareholder Servicing Plan (the “Servicing Plan”) under which the Fund can pay for shareholder support services from the Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of the Fund’s average daily net assets attributable to Class I shares.

THE JENSEN PORTFOLIO

ADDITIONAL INFORMATION

1. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)
The Fund designates ninety-nine percent of dividends declared during the fiscal year ended May 31, 2003 as dividends qualifying for the dividends received deduction available to corporate shareholders.
The Fund designates ninety-nine percent of dividends declared after December 31, 2002 from net investment income as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2. AVAILABILITY OF PROXY VOTING INFORMATION
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge, upon request by calling toll-free, 1-800-221-4384, or by accessing the SEC’s website at www .sec.gov .

3. ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

INDEPENDENT DIRECTORS

# OF
PORTFOLIOS
		TERM OF	PRINCIPAL	IN FUND	OTHER
	POSITION(S)	OFFICE AND	OCCUPATION	COMPLEX	DIRECTORSHIPS
	HELD WITH	LENGTH OF	DURING PAST	OVERSEEN	HELD BY
NAME, AGE AND ADDRESS	THE COMPANY	TIME SERVED**	FIVE YEARS	BY DIRECTOR	DIRECTOR

Norman W. Achen J.D., 82	Independent	Indefinite Term;	President of N.W.	1	Director of
2842 Luciernaga St.	Director	Served since	Achen Professional		Brentwood
Carlsbad, CA 92009		inception.	Corporation		Biomedical
			(1980 – present);		Research
			Chairman and CEO		Institute
			of International		(1998 – present);
			Medical Devices		Director of
			Partners, Inc.		Clinical Research
			(1998 – 2001).		Administration at
V.A. Hospital
in Los Angeles,
CA (2002 – present).

Roger A. Cooke J.D., 55	Independent	Indefinite Term;	Vice President – Regulatory	1	None
The Jensen Portfolio, Inc.	Director	4 years served.	and Legal Affairs of
2130 Pacwest Center			Precision Castparts Corp.,
1211 SW Fifth Avenue			an investment casting and
Portland, OR 97204			forging company,
(2000 – present);
Executive Vice President –
Regulatory and Legal
Affairs of Fred Meyer, Inc.,
a grocery and
general merchandise
company,
(1992 – 2000).

THE JENSEN PORTFOLIO

# OF
PORTFOLIOS
		TERM OF	PRINCIPAL	IN FUND	OTHER
	POSITION(S)	OFfiCE AND	OCCUPATION	COMPLEX	DIRECTORSHIPS
	HELD WITH	LENGTH OF	DURING PAST	OVERSEEN	HELD BY
NAME, AGE AND ADDRESS	THE COMPANY	TIME SERVED**	FIVE YEARS	BY DIRECTOR	DIRECTOR

Robert E. Harold	Independent	Indefinite Term;	Senior Director of	1	Director of
C.P.A. (Retired), 56	Director	2 years served.	Financial Planning		StoriedLearning,
The Jensen Portfolio, Inc.			of Nike, Inc. (2001 –		Inc. (2000 –
2130 Pacwest Center			2002); Global Brand		present);
1211 SW Fifth Avenue			Controller for Nike, Inc.		Director of
Portland, OR 97204			(1996, 1997, 2000 –		St. Mary’s
			2001);		Academy, a non-
			CFO (Interim) for Nike, Inc.		profit high school
			(1998 – 1999).		(2000 – present);
Director of
Will Vinton
Studios, an
animation studio
(2002 – present).

Louis B. Perry, Ph.D, 85	Director	Indefinite	Retired	1	None
1585 Gray Lynn Drive	Emeritus	Term;
Walla Walla, WA 99362		Served
since
inception
(at times as Director
Emeritus).

Thomas L. Thomsen, Jr., 59	Independent	Indefinite Term;	Private rancher and real	1	None
The Jensen Portfolio, Inc.	Director	since	estate investor
2130 Pacwest Center		December 2003	(2002 – Present);
1211 SW Fifth Ave.			Chief Executive Officer
Portland, OR 97204			(2000 – 2002)
and President (1998 –
2000) of Columbia Man-
agement Company, invest-
ment adviser to the Colum-
bia Funds family of mutual
funds and to institutional
and individual investors.

THE JENSEN PORTFOLIO

INTERESTED DIRECTORS AND OFFICERS

# OF
PORTFOLIOS
		TERM OF	PRINCIPAL	IN FUND	OTHER
	POSITION(S)	OFfiCE AND	OCCUPATION	COMPLEX	DIRECTORSHIPS
	HELD WITH	LENGTH OF	DURING PAST	OVERSEEN	HELD BY
NAME, AGE AND ADDRESS	THE COMPANY	TIME SERVED**	FIVE YEARS	BY DIRECTOR	DIRECTOR

Val E. Jensen,* 74	Director and	Indefinite Term;	Chairman and Director	1	None
Jensen Investment	Chairman	Served as	of Jensen Investment
Management, Inc.		Director since	Management, Inc.
2130 Pacwest Center		inception; Served as	(1988 – present).
1211 SW Fifth Avenue		President from inception
Portland, OR 97204		to March 2002;
Served as Chairman since
March 2002.

Gary W. Hibler,* Ph.D., 60	Director,	Indefinite Term;	President of Jensen	1	None
Jensen Investment	President	Served as Director since	Investment Management
Management, Inc.	and	inception; Served as	(1994 – present).
2130 Pacwest Center	Treasurer	Secretary from
1211 SW Fifth Avenue		inception to
Portland, OR 97204		March 2002;
Served as
President since
March 2002.

Robert F. Zagunis,* 50	Vice President	1 Year Term;	Vice President and	N/A	N/A
Jensen Investment		Served since	Director of Jensen
Management, Inc.		inception.	Investment Management,
2130 Pacwest Center			Inc. (1993 – present).
1211 SW Fifth Avenue
Portland, OR 97204

Robert G. Millen,* 57	Secretary	1 Year Term;	Vice President and	N/A	N/A
Jensen Investment		Served since 2000.	Director of Jensen
Management, Inc.			Investment Management,
2130 Pacwest Center			Inc. (2000 – present);
1211 SW Fifth Avenue			Vice President of
Portland, OR 97204			Principal Financial
Group, an insurance
company (1997 – 2000).

*	This individual is an “interested person” of the Fund within the meaning of the 1940 Act.
**	Each Director serves for an indefinite term in accordance with the Bylaws of the Fund until the date a Director resigns, retires or is removed in accordance with the Bylaws of the Fund.

INVESTMENT ADVISER

Jensen Investment Management, Inc.
2130 Pacwest Center
1211 SW Fifth Avenue
Portland, OR 97204-3721
(800) 992-4144
www.jenseninvestment.com

FUND ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL

Stoel Rives LLP
Standard Insurance Center
900 SW Fifth Avenue
Suite 2300
Portland, OR 97204-1268

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Suite 1500
Milwaukee, WI 53202

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual Report

Jensen
Investment
Management

the JENSEN PORTFOLIO

SEMI-ANNUAL REPORT
NOVEMBER 30, 2003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)   (1) Any code of ethics or amendment thereto. Not applicable for semi-annual reports.

  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)    Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Jensen Portfolio, Inc.

By (Signature and Title) /s/ Gary Hibler
Gary Hibler, President and Treasurer

Date 2/9/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gary Hibler
Gary Hibler, President and Treasurer

Date 2/9/04